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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:    811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)           (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Prime Rate Trust

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2012 (Unaudited)

	Principal Amount	Borrower/Tranche Description	Fair Value
SENIOR LOANS*: 140.7%
Aerospace & Defense: 2.6%
	$9,925,000	Delta, New Term Loan, 5.500%, due 04/20/17	$9,918,798
	495,000	Delta, Pacific Route First Lien Term Loan, 4.250%, due 03/07/16	480,150
	4,992,500	DigitalGlobe Inc., Term Loan B, 5.750%, due 10/07/18	4,945,695
	710,526	Forgings International Ltd., Tranche B Dollar Term Loan, 4.970%, due 12/18/15	682,105
	710,526	Forgings International Ltd., Tranche C Dollar Term Loan, 5.470%, due 12/20/16	682,105
	5,874,413	US Airways, Term Loan, 2.740%, due 03/21/14	5,592,441
			22,301,294
Automotive: 6.7%
	1,154,521	Avis Budget Car Rental, LLC, Incremental Term Loan, 6.250%, due 09/21/18	1,158,851
	4,893,100	Avis Budget Car Rental, LLC, Tranche C Term Loan, 4.250%, due 03/15/19	4,886,983
	11,914,975	Chrysler Group LLC, Term Loan B, 6.000%, due 05/24/17	11,907,529
	5,074,500	Fram Group Holdings Inc., First Lien Term Loan, 6.500%, due 07/28/17	4,928,608
	3,742,140	Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, due 01/29/18	3,442,768
	5,200,000	Goodyear Tire & Rubber Company (The), Second Lien Term Loan, 4.750%, due 04/30/19	5,066,750
	7,940,000	KAR Auction Services, Inc., Term Loan B, 5.000%, due 05/19/17	7,947,448
	2,673,000	Metaldyne, LLC, Term Loan B, 5.250%, due 05/18/17	2,671,364
	5,273,883	Remy International, Inc., Term Loan B, 6.250%, due 12/16/16	5,280,475
	873,752	Schrader International, Lux Term Loan, 6.250%, due 04/30/18	875,937
	672,130	Schrader International, US Term Loan, 6.250%, due 04/30/18	673,810
	2,215,561	Tomkins, Inc., Term Loan B, 4.250%, due 09/21/16	2,210,946
	5,329,567	UCI International, Inc., Term Loan B, 5.500%, due 07/26/17	5,356,215
			56,407,684
Beverage & Tobacco: 0.7%
	859,210	Bolthouse Farms, Inc, First Lien Term Loan, 5.507%, due 02/11/16	862,969
	2,551,064	Clement Pappas, $230mm Term Loan, 6.506%, due 08/14/17	2,552,128
	1,666,201	Del Monte Corporation, Term Loan B, 4.500%, due 03/08/18	1,636,626
EUR	666,192	Selecta, EUR Facility B4, 4.017%, due 06/28/15	708,005
SEK	4,375,000	Selecta, SEK Senior Term Loan B, 5.105%, due 02/07/15	491,466
			6,251,194
Brokers, Dealers & Investment Houses: 0.9%
	$4,975,000	Nuveen Investments, Inc., First-Lien Incremental Term Loan, 7.250%, due 05/13/17	4,997,801
	2,636,835	Nuveen Investments, Inc., Term Loan Extended 2017, 5.968%, due 05/12/17	2,613,747
			7,611,548
Building & Development: 2.0%
EUR	1,735,000	Ahlsell AB, Term Loan B, 6.367%, due 03/31/19	2,146,743
	$9,422,508	Capital Automotive L.P., Term Loan, 5.250%, due 03/11/17	9,304,727
	812,542	Custom Building Products, Inc., Term Loan, 5.750%, due 03/19/15	804,925

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2012 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
Building & Development: (continued)
$3,000,000		Hudson Hotel, Mortgage, 5.000%, due 08/12/13	$2,947,500
883,602		JMC Steel Group, Term Loan, 4.750%, due 04/01/17	883,602
1,250,000		NES Rentals Holdings, Inc., Extended Second Lien Term Loan, 13.250%, due 10/23/14	1,243,750
			17,331,247
Business Equipment & Services: 12.9%
3,500,000		4L Holdings Inc., Term loan B, 6.750%, due 05/06/18	3,447,500
1,019,875		ACCO Brands Corporation, Term Loan B, 4.250%, due 04/15/19	1,021,150
4,767,794		Acosta, Inc., Term Loan, 4.750%, due 03/01/18	4,708,197
4,952,387		Advantage Sales & Marketing, Inc., First Lien Term Loan, 5.250%, due 12/18/17	4,918,339
2,365,000		Advantage Sales & Marketing, Inc., Second Lien Term Loan, 9.250%, due 06/18/18	2,367,956
8,248,047		Avaya Inc., Term Loan B-3, 4.967%, due 10/26/17	7,371,692
3,827,288		Catalent Pharma Solutions, Inc., Incremental USD Term Loan B-2, 5.250%, due 09/15/17	3,798,583
5,768,925		CorpSource Finance Holdings, LLC, 1st Lien Term Loan, 6.625%, due 04/28/17	5,534,562
462,805	(3)	CorpSource Finance Holdings, LLC, 2nd Lien Term Loan, due 04/29/18	400,326
2,066,875		First American Payment Systems, Term Loan B, 6.750%, due 10/04/16	2,077,209
250,000		First American Payment Systems, Term Loan, 6.750%, due 10/04/16	251,250
10,000,000		First Data Corporation, Extended 2018 Dollar Term Loan, 4.239%, due 03/23/18	9,111,460
3,235,285		First Data Corporation, Term Loan US B-1 9/2014, 2.989%, due 09/24/14	3,077,228
73,740		First Data Corporation, Term Loan US B-2 9/2014, 2.989%, due 09/24/14	70,145
9,395,340		First Data Corporation, Term Loan US B-3 9/2014, 2.989%, due 09/24/14	8,937,317
7,873,621		Go Daddy Operating Company, LLC, 1st Lien Term Loan, 5.500%, due 12/17/18	7,808,663
5,061,750		Information Resources, Inc., Term Loan B, 5.000%, due 12/01/17	5,039,605
4,925,250		Interactive Data Corporation, Term Loan B, 4.500%, due 02/12/18	4,869,841
2,977,500		Mercury Payment Systems LLC, Term Loan B, 5.500%, due 07/03/17	2,981,222
4,616,771		Property Data I, Inc., Term Loan B, 7.000%, due 12/21/16	4,316,681
8,149,472		Quintiles Transnational Corp., Term Loan B, 5.000%, due 06/08/18	8,057,791
1,900,000		Ship US Bidco, Inc. (RBS Worldpay), Term Loan B2 USD (size TBC), 5.250%, due 10/15/17	1,900,475
5,370,762		Trans Union LLC, Term Loan B, 5.500%, due 02/12/18	5,407,686
2,503,273		Transfirst Holdings, Inc., First Lien Term Loan, 2.990%, due 06/15/14	2,421,917
813,891		U.S. Security Associates Holdings, Inc., Delayed Draw Term Loan, 6.000%, due 07/28/17	807,278
3,160,917		U.S. Security Associates Holdings, Inc., New Term Loan, 6.000%, due 07/28/17	3,135,235
768,075		Verifone, Inc., Term Loan B, 4.250%, due 12/31/18	768,715

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2012 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
Business Equipment & Services: (continued)
	$3,441,159		Web.com Group, Inc., First Lien Term Loan, 7.000%, due 10/28/17	$3,426,820
	2,565,007		West Corp, Term Loan B-4, 4.598%, due 07/15/16	2,561,736
	3,233,235		West Corp, Term Loan B-5, 4.489%, due 07/15/16	3,234,751
				113,831,330
Cable & Satellite Television: 6.2%
	4,900,000		Atlantic Broadband, First Lien Term Loan, 5.250%, due 03/29/19	4,891,425
	2,172,500		Bresnan Communications, LLC, Term Loan B, 4.500%, due 12/14/17	2,145,344
	11,315,000		Cequel Communications, LLC, Term Loan 2012, 4.000%, due 02/08/19	11,060,459
	2,125,000	(3)	Charter Communications Operating, LLC, Term Loan D, 4.000%, due 04/30/19	2,100,563
	6,939,925		Intelsat Jackson Holdings S.A., Term Loan B Facility, 5.250%, due 04/02/18	6,897,993
	1,565,948		Knology Inc, Term Loan B, 4.000%, due 08/18/17	1,564,187
	3,930,000		Mediacom LLC Group, Term Loan E, 4.500%, due 10/23/17	3,921,405
	5,234,975		San Juan Cable LLC, ‘1st Lien, 6.000%, due 06/09/17	5,117,188
EUR	4,268,168		UPC Broadband Holding B.V, Term Loan S, 4.154%, due 12/31/16	5,153,497
EUR	3,648,797		UPC Broadband Holding B.V, Term Loan U, 4.404%, due 12/31/17	4,423,989
$5,657,812			Wideopenwest Finance, LLC, ‘1st Lien Term Loan, 2.740%, due 06/27/14	5,615,378
				52,891,428
Chemicals & Plastics: 5.1%
	2,000,000		Ascend Performance Materials Operations LLC, Term Loan, 6.750%, due 04/09/18	1,991,666
	2,111,818		AZ Chem US Inc., Term Loan B, 7.250%, due 12/19/17	2,141,384
	4,365,000		Chemtura Corporation, Term Loan, 5.500%, due 08/27/16	4,375,913
	2,799,848		Cristal Inorganic Chemicals, Inc (aka Millenium Inorganic Chemicals), Second Lien Term Loan, 6.220%, due 11/15/14	2,796,348
	2,544,587		Houghton International, Inc., Term Loan B1, 6.750%, due 01/29/16	2,558,900
	10,015,000	(3)	Ineos US Finance LLC, Cash Dollar Term Loan, 6.500%, due 04/27/18	9,844,745
	1,128,000		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Synthetic LC (C3), 2.274%, due 05/03/13	1,111,080
	1,134,508		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C4B, 4.249%, due 05/05/15	1,083,455
	952,500		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C5B, 4.250%, due 05/05/15	907,256
	987,047		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C7B, 4.250%, due 05/05/15	940,162
	1,280,500		Omnova Solutions Inc, Term Loan B, 5.750%, due 05/31/17	1,280,532
	413,400		Sonneborn, Inc., BV Tranche, 6.500%, due 03/31/18	414,950
	2,342,600		Sonneborn, Inc., US Tranche, 7.118%, due 03/31/18	2,351,385
	1,852,590		Styron S.A.R.L., Term Loan B, 6.027%, due 08/02/17	1,668,489
	7,238,574		Univar Inc., Term Loan B, 5.000%, due 06/30/17	7,060,628
	2,960,000	(3)	Vantage Specialties Inc., Term Loan B, 7.000%, due 02/10/18	2,967,400
				43,494,293

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2012 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
Clothing/Textiles: 0.4%
	$1,997,200		Targus Group, Inc., New Senior Secured Term Loan, 11.000%, due 05/16/16	$1,992,207
	172,137		Totes Isotoner Corporation, Delayed Draw 1st Ln Term Loan, 7.295%, due 07/07/17	169,555
	1,659,797		Totes Isotoner Corporation, First Ln Term Loan, 7.253%, due 07/07/17	1,634,900
				3,796,662
Conglomerates: 1.5%
	6,695,987		Affinion Group, Inc., First Lien Term Loan, 5.000%, due 10/10/16	6,266,325
	3,986,366		Spectrum Brands, Inc., Term Loan B, 5.001%, due 06/17/16	3,994,339
	2,684,737		Waterpik, Term Loan, 6.751%, due 08/10/17	2,671,314
				12,931,978
Containers & Glass Products: 4.5%
	2,665,825		Bway Holding Corporation, Term Loan B, 4.500%, due 02/23/18	2,638,055
	252,736		Bway Holding Corporation, Term Loan C, 4.500%, due 02/23/18	250,103
	5,613,818		Husky Injection Molding Systems, Ltd, Term Loan B, 6.500%, due 06/30/18	5,606,801
	978,077		Pro Mach, Inc, Term Loan, 6.250%, due 07/06/17	963,406
EUR	979,322		Reynolds Group Holdings Inc, Eur Term Loan, 6.951%, due 02/09/18	1,213,875
	$9,895,636		Reynolds Group Holdings Inc, Term Loan C, 6.500%, due 08/09/18	9,940,988
	8,128,370		Reynolds Group Holdings Inc, US Term Loan, 6.500%, due 02/09/18	8,165,622
EUR	736,875		Sealed Air Corporation, Euro Term Loan B, 5.500%, due 10/03/18	916,304
	$1,670,250		Sealed Air Corporation, Term Loan B, 4.750%, due 10/03/18	1,680,689
	4,100,000		TricorBraun, Term Loan, 5.500%, due 04/30/18	4,106,835
	2,700,313		Xerium Technologies, Inc., USD First Lien Term Loan, 5.500%, due 05/22/17	2,635,055
				38,117,733
Cosmetics/Toiletries: 0.8%
	283,790		KIK Custom Products, Inc., $CAD First Lien Term Loan, 2.490%, due 06/02/14	257,540
	1,655,444		KIK Custom Products, Inc., $US First Lien Term Loan, 2.490%, due 06/02/14	1,502,316
	827,083		KIK Custom Products, Inc., Incremental First Lien Term Loan, 8.500%, due 05/30/14	810,542
	3,970,000		Revlon Consumer Products Corporation, Term Loan, 4.750%, due 11/17/17	3,960,074
				6,530,472
Drugs: 0.6%
	5,162,121	(3)	Prestige Brands, Term loan B, 5.262%, due 01/31/19	5,182,016
				5,182,016
Ecological Services & Equipment: 1.1%
	771,256		Synagro Technologies, Inc., 1st lien Term Loan, 2.240%, due 04/02/14	673,885
	485,000		Synagro Technologies, Inc., 2nd lien Term Loan, 4.990%, due 10/02/14	363,750

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2012 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
Ecological Services & Equipment: (continued)
$1,627,317		Valleycrest Companies, LLC, Extended Term Loan, 8.000%, due 10/05/15	$1,550,019
5,917,834		Waste Industries USA, Inc., Term loan, 4.750%, due 03/17/17	5,858,656
700,000		WCA Waste Corporation, Term Loan B, 5.500%, due 02/28/18	699,125
			9,145,435
Electronics/Electrical: 9.5%
1,908,386		Aspect Software, Inc., Term Loan, 6.250%, due 05/06/16	1,895,663
6,300,000		Attachmate Corporation, 1st Lien Term Loan, 7.250%, due 11/15/17	6,207,472
4,788,000		Blackboard Inc., 1st Lien Term Loan B, 7.500%, due 10/04/18	4,610,844
2,750,000		Blackboard Inc., 1st Lien Term Loan B-1, 7.500%, due 10/04/18	2,648,250
3,000,000		Blackboard Inc., 2nd Lien Term Loan B, 11.500%, due 10/01/19	2,752,500
800,897		CDW LLC, Extended Term Loan B, 4.000%, due 07/14/17	767,693
6,153,500		Epicor Software Corporation, Term Loan B, 5.000%, due 05/16/18	6,039,691
28,415		FCI International S.A.S., Term Loan A1, 2.739%, due 09/30/12	28,131
25,983		FCI International S.A.S., Term Loan A2, 2.739%, due 09/30/12	25,463
6,000,000		Freescale Semiconductor, Inc., Incremental Term Loan B-2, 6.000%, due 02/28/19	5,910,000
7,701,170		Freescale Semiconductor, Inc., Term Loan B-2, 4.489%, due 12/01/16	7,256,428
3,077,778		Greeneden U.S. Holdings II, L.L.C., 1st Lien Term Loan, 6.750%, due 01/31/18	3,085,472
5,240,000		Kronos Incorporated, Tranche B-1 second-lien term loan, 10.579%, due 06/11/18	5,315,325
3,291,750		Kronos Incorporated, Tranche C first-lien term loan, 6.250%, due 12/26/17	3,308,209
14,750,000	(3)	Lawson Software, Inc., Term Loan B (USD), 6.250%, due 04/01/18	14,766,137
4,910,693		Open Link Financial, Inc., Term Loan, 7.752%, due 10/28/17	4,935,246
2,325,358	(3)	Orbitz Worldwide, Inc., Term Loan, 3.239%, due 07/25/14	2,263,347
2,000,000	(3)	Rovi Solutions Corporation, Term Loan B, 4.000%, due 03/26/19	1,987,500
1,600,000		Semtech Corporation, Term Loan B, 4.250%, due 03/19/17	1,600,000
4,272,047		Spansion LLC, Term Loan, 4.750%, due 02/09/15	4,250,687
673,499		Travelport, Inc., Delayed Draw Term Loan extended, 4.968%, due 08/21/15	608,253
421,022		Travelport, Inc., Term Loan B ($) Extended, 4.968%, due 08/21/15	380,235
136,295		Travelport, Inc., Term Loan S (Synthetic LC Converted), 4.970%, due 08/21/15	123,091
			80,765,637
Equipment Leasing: 0.6%
2,613,737		Brand Services, Inc., Existing Sr Sec 1st Lien, 2.501%, due 02/07/14	2,469,981
1,143,354		Brand Services, Inc., Incremental Sr Sec 1st Lien, 3.742%, due 02/07/14	1,086,186
250,000		Brock Holdings, Inc., New 2nd Lien Term Loan, 10.000%, due 03/16/18	241,250
1,440,882		Brock Holdings, Inc., New Term Loan B, 6.012%, due 03/16/17	1,439,081
			5,236,498

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2012 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
Financial Intermediaries: 2.2%
	$1,733,256		BNY ConvergEx Group, LLC, Eze Borrower Term Loan, 5.250%, due 12/19/16	$1,659,593
	3,935,998		BNY ConvergEx Group, LLC, Top Borrower Term Loan, 5.250%, due 12/19/16	3,768,717
	46,667		Fidelity National Information Services, Inc., Term Loan B, 4.250%, due 07/18/16	46,725
	2,135,149		Fundtech, Term Loan, 7.500%, due 11/15/17	2,144,490
	3,300,000		LPL Holdings, Inc., Term Loan B, 4.000%, due 03/23/19	3,246,375
	3,201,136	(3)	MIP Delaware, LLC, Term Loan, 5.500%, due 07/12/18	3,201,136
	2,680,769		MoneyGram International, Inc., First Lien Term Loan, 4.250%, due 11/17/17	2,658,988
	1,691,500		MoneyGram International, Inc., Tranche B-1 Lender, 4.250%, due 11/17/17	1,666,128
				18,392,152
Food Products: 1.2%
	3,940,000		Advance Pierre Foods, First Lien Term Loan, 7.000%, due 09/30/16	3,956,418
	997,500		B&G Foods, Inc., Term Loan B, 4.500%, due 11/15/18	1,006,228
	2,876,045		NPC International, Term Loan (2012 refi), 5.250%, due 12/28/18	2,876,045
	2,551,867		Pinnacle Foods Holding Corporation, Term Loan E, 4.750%, due 10/01/18	2,544,691
				10,383,382
Food Service: 2.4%
	4,777,589		Bojangles Restaurants, Inc., Term Loan, 8.000%, due 08/17/17	4,786,547
EUR	2,453,883		Burger King Corporation, Term Loan B, 4.037%, due 10/19/16	3,028,514
	$3,216,559		Burger King Corporation, Term Loan B, 4.500%, due 10/19/16	3,193,104
	5,250,000		Landry’s Restaurants, Term Loan B, 6.500%, due 04/30/18	5,240,156
	3,253,609		Wendy’s International, Inc., Term Loan B, 4.750%, due 05/15/19	3,223,106
	1,000,000	(3)	Wendys/Arbys Restaurants, LLC, Term Loan, due 05/24/17	996,875
				20,468,302
Health Care: 17.1%
	4,975,000		Alere US Holdings, LLC, Term Loan B, 4.750%, due 06/30/17	4,908,668
	1,000,000		Alere US Holdings, LLC, Term Loan B-2, 4.750%, due 06/30/17	986,250
	8,000,000	(3)	Bausch & Lomb, Inc., US Term Loan, due 04/30/19	7,893,752
	8,184,522		Capsugel Holdings US, Inc., Term Loan B, 5.250%, due 08/01/18	8,211,432
	1,540,017		CHG Medical Staffing, Inc., 1st Lien Term Loan, 5.250%, due 10/03/16	1,541,942
	4,903,033		ConvaTec, Term LoanB USD, 5.750%, due 12/22/16	4,887,711
	1,234,375		Davita Inc., Term Loan B, 4.500%, due 10/20/16	1,233,210
	3,833,333		DJO Finance LLC, Tranche B-3 Term Loan, 6.250%, due 09/15/17	3,813,369
	5,953,925		Drumm Corp., Term loan B, 5.000%, due 05/04/18	5,552,035
	4,500,000		Emdeon, Inc., Term Loan B-1, 5.000%, due 11/02/18	4,505,625
	5,712,059		Emergency Medical Services Corporation, Term Loan B, 5.278%, due 05/25/18	5,643,543
	4,506,124		Grifols S.A, Term Loan B USD, 4.500%, due 06/01/17	4,510,855
	4,022,419		Health Management Associates, Inc., Term Loan B, 4.500%, due 11/22/18	3,973,377

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2012 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
Health Care: (continued)
$1,969,222		HGI Holding, Inc., Senior Secured Term Loan B due 2016, 6.750%, due 09/29/16	$1,977,428
6,296,425		Iasis Healthcare LLC, Term Loan B, 5.000%, due 05/03/18	6,201,978
4,975,000		Immucor, Inc., Term Loan B, 7.250%, due 08/17/18	4,985,363
4,632,151		IMS Health Incorporated, Term Loan B, 4.500%, due 08/25/17	4,617,676
4,377,839		inVentiv Health Inc., Original Term Loan B, 6.500%, due 08/04/16	4,107,871
2,539,569		inVentiv Health Inc., Term Loan B-3, 6.750%, due 05/15/18	2,422,114
9,975,000		Kinetic Concepts, Inc., Term Loan B-1, 7.000%, due 04/20/18	10,083,657
1,590,330		Medassets, Inc., Term Loan B, 5.250%, due 11/16/16	1,594,306
4,651,854		Onex Carestream Finance LP, Term Loan B, 5.000%, due 02/25/17	4,494,854
5,386,500		Pharmaceutical Product Development, Inc., Bank Term Loan B, 6.250%, due 11/30/18	5,403,333
2,175,000		Press Ganey, 1st Lien, 5.250%, due 04/30/18	2,188,594
2,600,000	(3)	Press Ganey, 2nd Lien, 8.250%, due 08/31/18	2,616,250
6,191,963	(3)	Rural/Metro Corporation, Term Loan B, 5.750%, due 06/29/18	6,141,654
5,109,254		Skilled Healthcare Group, Inc., New Term Loan, 6.750%, due 04/08/16	5,029,422
4,622,481		Sunquest Information Systems, Inc., Term Loan B, 6.250%, due 12/16/16	4,634,037
3,933,302	(3)	Surgical Care Affiliates LLC, Class B Term Loan, 4.470%, due 12/30/17	3,825,136
1,875,825		Surgical Care Affiliates LLC, Incremental Term Loan, 5.500%, due 06/29/18	1,828,929
5,000,000		United Surgical Partners International, Inc., New Tranche B, 6.000%, due 04/01/19	4,975,000
5,185,436		Vanguard Health Holdings Company Ii, LLC, Term Loan B, 5.000%, due 01/29/16	5,182,195
293,187		Vantage Oncology Holdings, LLC, Delayed Draw term loan $25mm, 6.250%, due 01/31/17	288,789
2,413,285		Vantage Oncology Holdings, LLC, Term loan, 6.250%, due 01/31/17	2,377,086
1,018,286		Warner Chilcott Company LLC, Term B-1 (US), 4.250%, due 03/15/18	1,012,812
509,143		Warner Chilcott Company LLC, Term B-2 (PR), 4.250%, due 03/15/18	506,406
700,071		Warner Chilcott Company LLC, Term B-3 (LuxCo), 4.250%, due 03/15/18	696,309
			144,852,968
Home Furnishings: 1.5%
3,960,539		Hillman Group (The), Inc., First Lien Term Loan, 5.000%, due 05/27/16	3,950,638
4,100,000		Monitronics International, Inc., Term Loan B, 5.500%, due 03/31/18	4,064,125
2,015,000		Protection One, Inc., Term Loan B, 5.750%, due 03/31/19	2,015,000
2,352,683		Springs Window Fashions, LLC, First Lien Term Loan, 6.000%, due 05/31/17	2,304,159
			12,333,922

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2012 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
Industrial Equipment: 5.3%
	$1,302,821		Doncasters Group Limited, Facility B2, 4.739%, due 05/15/15	$1,210,198
	1,295,468		Doncasters Group Limited, Facility C2, 5.239%, due 05/13/16	1,203,368
	3,367,651		Edwards (Cayman Islands II) Limited (aka BOC Edwards), Extended Term Loan, 5.500%, due 05/31/16	3,340,989
	1,733,289		Edwards (Cayman Islands II) Limited (aka BOC Edwards), New Term Loan, 5.500%, due 05/31/16	1,719,566
	7,895,116		Goodman Global Inc., Term Loan B, 5.750%, due 10/28/16	7,909,216
	2,496,241		Manitowoc Company, Inc. (The), Term Loan B, 4.250%, due 11/13/17	2,502,469
	6,558,563		Rexnord Corporation / RBS Global, Inc., USD Term Loan, 5.000%, due 04/01/18	6,552,417
	6,800,000	(3)	Schaeffler AG, Term Loan C2 USD, 6.000%, due 01/31/17	6,793,629
	3,186,723		Sensus Metering Systems Inc., New First Lien Term Loan, 4.750%, due 05/09/17	3,180,085
	4,400,000		Sensus Metering Systems Inc., New Second Lien Term Loan, 8.500%, due 05/09/18	4,422,000
EUR	1,990,000		Terex Corporation, Term Loan Euro Tranche, 6.000%, due 04/28/17	2,459,694
	$3,980,000		Terex Corporation, Term Loan, 5.500%, due 04/28/17	4,006,742
				45,300,373
Insurance: 3.1%
	3,500,000	(3)	AmWINS Group, Inc., 1st Lien Term Loan, due 06/01/19	3,480,313
	1,700,000	(3)	AmWINS Group, Inc., 2nd Lien Term Loan, due 12/01/19	1,683,000
	1,000,000		AmWINS Group, Inc., 2nd Lien Term Loan, 5.740%, due 06/08/14	986,250
	1,882,016		AmWINS Group, Inc., Initial Term Loan, 5.405%, due 06/08/13	1,874,959
	2,374,106		Applied Systems Inc., First Lien, 5.506%, due 12/08/16	2,370,149
	1,400,000		Applied Systems Inc., Second Lien, 9.250%, due 06/07/17	1,400,000
	4,036,888		CCC Information Services Group, Inc., Term Loan B, 5.500%, due 11/11/15	4,025,113
	3,550,028	(3)	HMSC Corporation, 1st Lien Term Loan, 2.489%, due 04/03/14	3,141,775
	2,057,582		Hub International Limited, Extended Incremental Term Loan B, 6.750%, due 12/13/17	2,075,585
	4,961,538		Sedgwick Holdings, Inc., Term Loan B-1, 5.000%, due 12/30/16	4,918,124
				25,955,268
Leisure Good/Activities/Movies: 4.0%
	5,681,616		24 Hour Fitness Worldwide, Inc, Term Loan B, 7.500%, due 04/22/16	5,638,959
	6,000,000		Delta2 Sarl Luxembourg (Formula One World Championship), Term Loan B, 5.750%, due 04/30/17	5,993,574
	4,252,222		FGI Operating, Term Loan B, 5.500%, due 04/30/19	4,249,565
	6,266,221		Getty Images, Inc, Term Loan B, 5.250%, due 11/07/16	6,267,361
	980,000		Live Nation Entertainment, Inc., Term Loan B, 4.500%, due 11/07/16	981,225
	4,962,707		SRAM, LLC, First Lien Term Loan, 4.769%, due 06/07/18	4,959,605
	357,500		SRAM, LLC, Second Lien Term Loan, 8.500%, due 12/07/18	361,075
	5,127,903		The Weather Channel, Term Loan B, 4.250%, due 02/13/17	5,103,868
				33,555,232

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2012 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
Lodging & Casinos: 4.9%
$955,000			Audio Visual Services Corporation, 1st Lien Term Loan, 2.720%, due 02/28/14	$857,908
	5,233,750		Boyd Gaming Corporation, Incremental Term Loan, 6.000%, due 12/17/15	5,278,608
	2,415,817		Caesars Entertainment Operating Company, Inc., Term Loan B1, 3.239%, due 01/28/15	2,219,532
	7,249,697		Caesars Entertainment Operating Company, Inc., Term Loan B2, 3.239%, due 01/28/15	6,656,627
	4,115,429	(3)	Caesars Entertainment Operating Company, Inc., Term Loan B3, 3.241%, due 01/28/15	3,777,837
	6,497,674		Caesars Entertainment Operating Company, Inc., Term Loan B4 (Incremental), 9.500%, due 10/31/16	6,605,971
	1,275,000		Caesars Octavius, LLC, Term Loan, 9.250%, due 02/24/17	1,252,688
	1,208,670		Cannery Casino Resorts, LLC, Delay Draw Term Loan, 4.489%, due 05/20/13	1,196,583
	1,450,432		Cannery Casino Resorts, LLC, Term Loan B, 4.489%, due 05/17/13	1,435,928
	535,170	(2) ^	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, due 06/06/14	96,331
	1,070,339	(2) ^	Fontainebleau Las Vegas, LLC, Term Loan, due 06/06/14	192,661
	1,434,640		Global Cash Access, Inc., Term Loan B, 7.000%, due 03/01/16	1,440,916
	2,144,641		Golden Nugget, Inc., 1st Lien Term Loan, 3.240%, due 06/30/14	2,048,579
	1,220,788		Golden Nugget, Inc., Delayed Draw Term Loan, 3.240%, due 06/30/14	1,166,107
	2,123,125		Isle Of Capri Casinos, Inc., Term Loan B, 4.750%, due 11/01/13	2,128,433
EUR	1,250,000		Scandic Hotels AB, Term Loan B2, 2.673%, due 07/09/15	1,411,498
EUR	1,250,000		Scandic Hotels AB, Term Loan C2, 3.173%, due 07/08/16	1,411,498
$2,239,062			Station Casinos LLC, Term Loan B-1, 3.239%, due 06/17/16	2,110,316
				41,288,021
Nonferrous Metals/Minerals: 1.3%
	6,348,000		Fairmount Minerals, Ltd., Term Loan B, 5.250%, due 03/15/17	6,268,651
	2,530,000		Noranda Aluminum Acquisition Corp., Term Loan B, 5.750%, due 02/28/19	2,537,906
	2,047,103	(3)	Walter Energy, Inc., Term Loan B, 4.000%, due 04/02/18	1,979,505
				10,786,062
Oil & Gas: 1.6%
	1,500,000		Crestwood Holdings LLC, Term Loan B, 9.750%, due 03/30/18	1,515,000
	2,000,000		Energy Transfer Equity, L.P., Term Loan, 3.750%, due 03/15/17	1,949,500
	5,830,021		Frac Tech International, LLC, Term Loan (HoldCo), 6.250%, due 05/06/16	5,230,363
	4,987,500		Tervita (fka CCS Inc.), Add-On Term Loan, 6.500%, due 11/14/14	5,020,751
				13,715,614
Publishing: 5.0%
	420,111		Black Press, Ltd., Term Loan B1 (US Borrower-$112.5 mm), 2.489%, due 08/02/13	390,703
	246,265		Black Press, Ltd., Term Loan B2 (Canadian Borrower-$112.5 mm), 2.467%, due 08/02/13	229,027
	762,414		Caribe Media Inc., Term Loan, 10.000%, due 11/18/14	476,509

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2012 (Unaudited) (continued)

	Principal Amount	Borrower/Tranche Description	Fair Value
Publishing: (continued)
$8,975,056		Cengage Learning, Inc., Extended Term Loan B, 5.740%, due 07/31/17	$7,628,798
	5,286,135	Cenveo Corporation, Term Loan B, 6.250%, due 12/21/16	5,264,107
	1,770,991	Dex Media East, LLC, Term Loan, 2.970%, due 10/24/14	960,763
	3,597,806	Dex Media West, LLC, Term Loan due 10/24/2014, 7.250%, due 10/24/14	2,257,623
	1,080,061	Intermedia Outdoor, Inc., 1st lien Term Loan, 3.220%, due 01/31/13	982,856
	4,761,595	Merrill Communications, LLC, New Term Loan B-DD, 7.750%, due 12/24/12	4,333,051
	1,771,936	Nelson Canada, ‘1ST LIEN-C$330 mm, 2.970%, due 07/03/14	1,532,725
EUR	533,360	PagesJaunes Groupe SA, Term Loan A3, 3.897%, due 09/11/15	494,333
AUD	7,147,712	PBL Media, Term Loan B, 6.145%, due 02/05/13	6,109,982
$3,101,959		Penton Media, Inc, Term Loan B, 5.000%, due 08/01/14	2,372,999
	7,435,707	R.H. Donnelley Corporation, New Term Loan, 9.000%, due 10/24/14	3,353,504
	8,641,669	SuperMedia, Inc., Term Loan, 11.000%, due 12/31/15	4,976,158
	980,545	Thomas Nelson Publishers, Term Loan, 9.000%, due 06/14/16	975,642
	1,569,928	Yell Group PLC, New Term Loan B1, 3.989%, due 07/31/14	455,934
			42,794,714
Radio & Television: 7.1%
	311,897	AR Broadcasting LLC, Term Loan, 5.480%, due 02/20/22	257,315
	2,792,526	Barrington Broadcasting Group, Term loan B, 7.500%, due 06/30/17	2,806,489
	3,000,000	Clear Channel Communications, Inc., Term Loan A, 3.639%, due 06/02/14	2,701,071
	4,921,330	Clear Channel Communications, Inc., Term Loan B, 3.889%, due 01/28/16	3,854,455
	5,981,887	Cumulus Media Holdings Inc., First Lien Term Loan B, 5.750%, due 09/17/18	5,959,455
	1,382,333	Entercom Communications Corporation, Term loan B, 6.250%, due 11/22/18	1,385,789
	3,589,052	FoxCo Acquisition, LLC, Term Loan B, 4.750%, due 07/14/15	3,590,548
	4,326,965	Hubbard Radio LLC, 1st Lien Term Loan B, 5.250%, due 04/28/17	4,307,982
	285,714	Hubbard Radio LLC, 2nd Lien Term Loan C, 8.750%, due 04/30/18	287,143
	997,500	LIN Television Corporation, Term Loan B, 5.000%, due 01/01/18	999,994
	574,763	Nexstar Broadcasting, Inc., Mission Term Loan B, 5.000%, due 09/30/16	573,326
	1,393,998	Nexstar Broadcasting, Inc., Term Loan B, 5.000%, due 09/30/16	1,390,513
	992,500	Raycom TV Broadcasting, LLC, Term Loan B, 4.500%, due 05/31/17	987,538
	34,312,965	Univision Communications, Inc., Extended Term Loan, 4.489%, due 03/31/17	31,561,578
			60,663,196
Retailers (Except Food & Drug): 15.7%
	5,000,000	99 Cents Only Stores, Term Loan Facility (2012 refi), 5.250%, due 01/15/19	4,983,335
	5,985,000	Academy Ltd., Term Loan, 6.000%, due 08/03/18	6,002,925

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2012 (Unaudited) (continued)

Principal Amount			Borrower/Tranche Description	Fair Value
Retailers (Except Food & Drug): (continued)
$6,541,130			Amscan Holdings, Inc., Term Facility, 6.750%, due 12/04/17	$6,565,660
6,274,243			Bass Pro Group, LLC, Term Loan B, 5.250%, due 06/13/17	6,277,185
15,136,469			BJs Wholesale Club, First Lien Term Loan (2012 refi), 5.250%, due 09/27/18	15,212,153
3,093,750			BJs Wholesale Club, Second Lien Term Loan, 10.000%, due 03/27/19	3,186,563
5,939,901			Burlington Coat Factory, Term Loan B (refi), 5.500%, due 02/23/17	5,934,953
3,620,101			FTD, Inc, Term Loan B, 4.750%, due 06/06/18	3,588,426
2,875,000			General Nutrition Centers, Inc., Term Loan B, 4.250%, due 03/02/18	2,868,876
6,600,966			Guitar Center, Inc., Extended Term Loan maturing 04/17, 5.730%, due 04/10/17	6,248,917
5,450,000			Harbor Freight Tools USA, Inc., Senior Secured Term Loan, 5.500%, due 05/15/19	5,409,125
3,212,525			J. Crew, Term Loan B, 4.750%, due 03/07/18	3,143,276
5,721,899			Jo-Ann Stores, Inc., Term Loan B, 4.750%, due 03/16/18	5,707,594
4,985,986			Lord & Taylor, Term Loan Facility, 5.750%, due 01/09/18	5,021,301
EUR	530,263		Maxeda DIY Group B.V., Term Loan B1, 3.152%, due 06/29/15	498,430
EUR	719,737		Maxeda DIY Group B.V., Term Loan B2, 3.144%, due 08/01/15	676,530
EUR	530,263		Maxeda DIY Group B.V., Term Loan C1, 3.635%, due 06/27/16	498,430
EUR	719,737		Maxeda DIY Group B.V., Term Loan C2, 3.639%, due 08/01/16	676,530
$8,295,648			Michaels Stores, Inc., Term Loan B-2 (extending), 5.000%, due 07/31/16	8,290,463
11,963,834			Neiman Marcus Group, Inc, Term Loan, 4.750%, due 05/16/18	11,798,399
4,500,000		(3)	Roundys Supermarkets, Inc., Term Loan B, 5.750%, due 02/14/19	4,505,625
4,100,000			Sleepy’s Holdings, LLC, Term Loan, 7.250%, due 03/19/19	4,110,250
5,000,122			The Gymboree Corporation, Term Loan B, 5.000%, due 02/23/18	4,660,114
6,756,511			Toys “R” Us, Inc., Term Loan B-1, 6.000%, due 09/01/16	6,699,506
1,386,000			Toys “R” Us, Inc., Term Loan B-2, 5.250%, due 05/25/18	1,336,624
3,000,000			Toys “R” Us, Inc., Term Loan B-3, 5.250%, due 05/25/18	2,850,000
EUR	1,861,810		Vivarte S.A.S., Term Loan B1, 2.942%, due 03/09/15	1,907,633
EUR	1,861,810		Vivarte S.A.S., Term Loan C1, 3.567%, due 03/08/16	1,907,633
$3,010,000			Yankee Candle Company, Inc., Term Loan B, 5.250%, due 04/02/19	2,997,773
				133,564,229
Surface Transport: 1.3%
4,746,688			Baker Tanks, Inc., Term Loan, 4.750%, due 06/01/18	4,715,040
1,860,103		(3)	Inmar, Inc., Term Loan B, 6.500%, due 08/04/17	1,869,404
1,003,080			US Shipping Partners L.P., First Lien Term Loan, 9.200%, due 08/07/13	905,698
3,200,000			Wabash National Corporation, Term Loan, 6.000%, due 05/15/19	3,182,000
				10,672,142
Telecommunications: 6.1%
4,740,909			Asurion, LLC, Add-On 1st Lien Term Loan, 5.500%, due 05/24/18	4,681,648
7,440,690			Asurion, LLC, First Lien Term Loan, 5.500%, due 05/24/18	7,347,681

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2012 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
Telecommunications: (continued)
$4,700,000		Asurion, LLC, Second Lien Term Loan, 9.000%, due 05/24/19	$4,741,966
4,951,076	(3)	CommScope, Inc., Term Loan B, 4.250%, due 01/14/18	4,928,301
4,567,717		Global Tel*Link Corporation, First Lien Term Loan, 6.000%, due 12/15/17	4,556,297
2,720,000		Hawaiian Telcom Communications, Inc., Term Loan B, 7.000%, due 02/27/17	2,715,466
6,230,000		Level 3 Financing, Inc, Term Loan B III, 5.750%, due 09/01/18	6,204,693
2,795,883		MetroPCS Wireless, Inc., Term Loan B-3, 4.000%, due 03/16/18	2,742,077
2,985,000		Neustar, Inc., Term Loan, 5.000%, due 11/07/18	2,985,000
6,200,000		Syniverse Holdings, Inc., Term Loan B, 5.000%, due 04/20/19	6,174,816
5,067,681		U.S. Telepacific Corp, First Lien Term Loan, 5.750%, due 02/23/17	4,788,959
			51,866,904
Utilities: 4.8%
6,345,950		Calpine Corp, Term Loan B-1, 4.500%, due 04/02/18	6,257,919
1,994,975		Calpine Corp, Term Loan B-2, 4.500%, due 04/02/18	1,967,544
3,681,500		Dynegy Midwest Generation, LLC (CoalCo)., Term Loan, 9.250%, due 08/04/16	3,745,926
3,681,500		Dynegy Power (GasCo), Term Loan, 9.250%, due 08/04/16	3,807,286
6,950,868		Longview Power, LLC, Extended Term Loan, 6.000%, due 10/31/17	5,821,352
1,848,154		Race Point Power, Race Point Power II Term Loan, 7.939%, due 01/11/18	1,829,672
22,080,819		Texas Competitive Electric Holdings Company LLC, Extended Term Loans, 4.739%, due 10/10/17	12,925,561
5,000,000		Texas Competitive Electric Holdings Company LLC, Term Loans, 3.739%, due 10/10/14	3,085,000
1,245,280		TPF Generation Holdings, LLC, 2nd Lien Term Loan Facility, 4.720%, due 12/15/14	1,220,374
			40,660,634
		Total Senior Loans (Cost $1,223,839,424)	1,194,852,425
OTHER CORPORATE DEBT: 0.5%
Business Equipment & Services
297,646		US Shipping Partners L.P., Second Lien Term Loan, 2.500%, due 08/07/13	89,542
			89,542
		Total Other Corporate Debt (Cost $318,007)	89,542

EQUITIES AND OTHER ASSETS: 1.3%

	Description	Value
(1), (@), (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	$—
(@), (R), (X)	Ascend Media (Residual Interest)	—

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2012 (Unaudited) (continued)

		Description	Value
(@), (R)		Block Vision Holdings Corporation (719 Common Shares)	$—
(2), (@), (X)		Caribe Media Inc. (1,836 Common Shares)	—
(2), (@), (R)		Cedar Chemical (Residual Interest)	—
(@)		Cumulus Media (117,133 Class A Common Shares)	327,972
(2), (@), (R)		Enterprise Profit Solutions (Liquidation Interest)	—
(3), (@), (R)		Euro United Corporation (Residual Interest in Bankruptcy Estate)	—
(@), (X)		Faith Media Holdings, Inc. (Residual Interest)	—
(2), (@), (R), (X)		Gainey Corporation (Residual Interest)	—
(@), (X)		Global Garden (138,579 Class A3 Shares)	—
(@), (X)		Global Garden (14,911 Class A1 Shares)	—
(@)		Glodyne Technoserve, Ltd. (92,471 Common Shares)	573,227
(@)		Glodyne Technoserve, Ltd. (Escrow Account)	—
(2), (@), (R)		Grand Union Company (Residual Interest in Bankruptcy Estate)	—
(@)		Hawaiian Telcom (31,238 Common Shares)	587,274
(2), (@), (R)		Kevco Inc. (Residual Interest in Bankruptcy Estate)	25
(2), (@), (R)		Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	—
(@), (R)		Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	—
(@)		Mega Brands Inc. (9,788 Common Shares)	60,840
(@)		Metro-Goldwyn-Mayer, Inc. (351,820 Common Shares)	9,264,582
(@), (X)		Northeast Biofuels (Residual Interest)	—
(@), (R), (X)		Safelite Realty Corporation (57,804 Common Shares)	273,413
(2), (@), (R)		Supermedia, Inc. (32,592 Common Shares)	84,413
(2), (@), (R)		US Office Products Company (Residual Interest in Bankruptcy Estate)	—
(2), (@), (X)		US Shipping Partners, L.P. (19,404 Common Shares)	—
(2), (@), (X)		US Shipping Partners, L.P. (275,292 Contingency Rights)	—
		Total for Equities and Other Assets (Cost $10,038,981)	11,171,746
		Total Investments (Cost $1,234,196,412)**	$1,210,340,852
		Other Assets and Liabilities — Net	(361,200,361)
		Net Assets	$849,140,491

	*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

	(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.
	(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
	(3)	Trade pending settlement. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
	(@)	Non-income producing security.
	^	This Senior Loan Interest is non-income producing.
	(R)	Restricted security.

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2012 (Unaudited) (continued)

(X)	Fair value determined by ING Funds Valuation Committee appointed by the Trust’s Board of Directors/Trustees.
AUD	Australian Dollar
EUR	Euro
SEK	Swedish Kronor
**	For Federal Income Tax purposes cost of investments is $1,234,841,164.
	Net unrealized depreciation consists of the following:
	Gross Unrealized Appreciation	$8,633,299
	Gross Unrealized Depreciation	(33,133,611)
	Net Unrealized Depreciation	$(24,500,312)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2012 in valuing the Trust’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 5/31/12
Asset Table
Investments, at value
Senior Loans	$—	$1,194,852,425	$—	$1,194,852,425
Other Corporate Debt	—	4,316,681	—	4,316,681
Equities and Other Assets	1,264,219	9,634,089	273,438	11,171,746
Total Investments, at value	$1,264,219	$1,208,803,195	$273,438	$1,210,340,852
Other Financial Instruments+
Forward foreign currency contracts	—	1,881,322	—	1,881,322
Total Assets	$1,264,219	$1,210,684,517	$273,438	$1,212,222,174
Liabilities Table
Other Financial Instruments+
Unfunded commitments	$—	$(24,341)	$—	$(24,341)
Total Liabilities	$—	$(24,341)	$—	$(24,341)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Trust’s assets and liabilities during the periodended May 31, 2012:

	Beginning Balance at 02/29/12	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)
Senior Loans	$180,719	$—	$(180,719)	$—	$(1,157,943)	$1,157,943
Other Corporate Debt	422,792	14,236	(484,004)	—	38,408	8,568
Equities and Other Assets	642,945	—	—	—	—	—
Total	$1,246,456	$14,236	$(664,723)	$—	$(1,119,535)	$1,166,511

PORTFOLIO OF INVESTMENTS
ING Prime Rate Trust	as of May 31, 2012 (Unaudited) (continued)

	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance at 05/31/12
Senior Loans	$—	$—	$—
Other Corporate Debt	—	—	—
Equities and Other Assets	—	(369,507)	273,438
Total	$—	$(369,507)	$273,438

As of May 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

^                  See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+                 Other Financial Instruments are securities or derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, unfunded committments and written options. Forward foreign currency contracts, futures and unfunded commitments are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Trust. Swaps and written options are reported at their fair value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period. The Trust’s policy is to recognize transfers between levels at the end of the reporting period.

At May 31, 2012 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust :

Counterparty	Currency	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation/ (Depreciation)
State Street Bank	Australian Dollar AUD 6,577,000	Sell	06/14/12	$6,602,913	$6,401,053	$201,860
State Street Bank	Euro EUR 25,371,000	Sell	06/14/12	33,332,967	31,825,518	1,507,449
State Street Bank	Sweden Kronor SEK 22,183,000	Sell	06/14/12	3,223,730	3,051,717	172,013
				$43,159,610	$41,278,288	$1,881,322

See Accompanying Notes to Financial Statements

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2012